Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As
required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance. For further information concerning Cheniere’s pay for performance philosophy and how Cheniere aligns executive compensation with performance, see “Compensation Discussion and Analysis” beginning on page 40. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.
TABULAR DISCLOSURE OF COMPENSATION ACTUALLY PAID VERSUS PERFORMANCE

The following table discloses information on “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and (on average) to our other NEOs
(Non-PEO
NEOs) during the specified years alongside our total shareholder return (“TSR”) and net income, as well as Consolidated Adjusted EBITDA, a Company-selected financial measure. The Company identified Consolidated Adjusted EBITDA as our Company-Selected Measure, given its impact on the determination of performance on our annual scorecard and prominence in our description of core operating performance through earnings releases and conference calls, as described in more detail beginning on page 42. We may determine a different financial performance measure to be the most important financial performance measure in future years. Consolidated Adjusted EBITDA is a non-GAAP
financial measure. For a definition of Consolidated Adjusted EBITDA and a reconciliation of this non-GAAP
measures to net income (loss), the most directly comparable GAAP financial measure, please see Appendix C.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1) (b)	CAP TO PEO (2) (c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3) (d)	AVERAGE CAP TO NON-PEO NEOS (4) (e)	TOTAL CUMULATIVE SHAREHOLDER RETURN (5) (f)	PEER GROUP TOTAL CUMULATIVE SHAREHOLDER RETURN (6) (g)	NET INCOME (LOSS) (MILLIONS) (7) (h)	CONSOLIDATED ADJUSTED EBITDA (NON-GAAP) (MILLIONS) (8) (i)
2022	$22,608,390	$77,025,086	$5,774,056	$17,851,473	$248	$158	$2,635	$11,564
2021	$18,091,084	$64,767,515	$5,302,041	$13,751,700	$167	$107	$(1,565)	$4,867
2020	$14,893,339	$13,083,721	$4,922,878	$2,827,851	$98	$74	$501	$3,961

(1)	For 2020, 2021 and 2022, the PEO was Jack A. Fusco.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Fusco, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fusco during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Fusco’s total compensation for each year to determine the CAP:

PEO SUMMARY COMPENSATION TABLE (“SCT”) TOTAL TO CAP RECONCILIATION

YEAR	REPORTED SCT TOTAL FOR PEO	REPORTED VALUE OF EQUITY-BASED AWARDS (a)	EQUITY-BASED AWARD ADJUSTMENTS (b)	CAP TO CEO
2022	$22,608,390	$(16,585,377)	$71,002,073	$77,025,086
2021	$18,091,084	$(12,608,398)	$59,284,829	$64,767,515
2020	$14,893,339	$(9,509,961)	$7,700,343	$13,083,721

(a)	The grant date fair value of equity-based awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity-based award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions initially used to calculate the fair value of equity-based awards containing a market condition of ATSR are based on fair value assigned to the market metric using a Monte Carlo model as of the grant date. For each subsequent measurement date, adjustments have been made to equity-based award valuation using the stock price as of the measurement date and updated assumptions related to dividend yield, stock volatility and risk-free rates. The grant date fair value of equity-based awards containing performance and service-based conditions initially assumes target performance and the stock price at the date of grant, with subsequent measurements incorporating actual or forecast adjustments for performance and changes in stock price at each measurement date, as relevant.

The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS
2022	$22,843,764	$44,199,361	$—	$3,958,948	$—	$—	$71,002,073
2021	$20,255,894	$37,414,436	$—	$1,614,499	$—	$—	$59,284,829
2020	$10,567,005	$(630,778)	$—	$(2,235,884)	$—	$—	$7,700,343

(3)
Our
Non-PEO
NEOs in the table above were the following individuals: (i) for 2022, Zach Davis, Anatol Feygin, Sean N. Markowitz and Aaron Stephenson; (ii) for 2021, Zach Davis, Anatol Feygin, Sean N. Markowitz and Aaron Stephenson; and (iii) for 2020, Zach Davis, Anatol Feygin, Sean N. Markowitz, Aaron Stephenson and Michael Wortley.

(4)
The
dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year, and in 2020 reflects the impact of certain award forfeitures in connection with the resignation of our previous Chief Financial Officer in 2020. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the CAP, using the same methodology described above in Note 2:

AVERAGE
NON-PEO
NEO SCT TOTAL TO CAP RECONCILIATION

YEAR	AVERAGE REPORTED SCT TOTAL FOR NON- PEO NEO	AVERAGE REPORTED VALUE OF EQUITY-BASED AWARDS	AVERAGE EQUITY- BASED AWARD ADJUSTMENTS (a)	AVERAGE CAP TO NON-PEO NEO
2022	$5,774,056	$(3,620,785)	$15,698,202	$17,851,473
2021	$5,302,041	$(3,552,517)	$12,002,176	$13,751,700
2020	$4,922,878	$(2,563,263)	$468,236	$2,827,851

(a)	The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS
2022	$4,972,107	$9,811,733	$17,509	$896,853	$—	$—	$15,698,202
2021	$5,372,557	$6,147,462	$14,605	$467,552	$—	$—	$12,002,176
2020	$1,740,632	$(82,266)	$5,629	$(707,199)	$(488,560)	$—	$468,236

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the period December 31, 2019 through the end of the applicable measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the applicable measurement period and December 31, 2019, by the Company’s share price at December 31, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is as described on page 58.

(7)
The dollar amounts reported represent the amount of net income (loss), as reported in the Company’s consolidated financial statements included in our 2022 Annual Report on Form
10-K.
The Company does not use net income as a performance measure in its executive compensation program.

(8)
Consolidated Adjusted EBITDA is calculated by taking net income (loss) attributable to common stockholders before net income attributable to non-controlling
interest, interest expense, net of capitalized interest, changes in the fair value and settlement of our interest rate derivatives, taxes, depreciation and amortization, and adjusting for the effects of certain non-cash
items, other
non-operating
income or expense items, and other items not otherwise predictive or indicative of ongoing operating performance, including the effects of modification or extinguishment of debt, impairment expense and loss on disposal of assets, changes in the fair value of our commodity and FX derivatives prior to contractual delivery or termination, and non-cash
compensation expense. The change in fair value of commodity and FX derivatives is considered in determining Consolidated Adjusted EBITDA given that the timing of recognizing gains and losses on these derivative contracts differs from the recognition of the related item economically hedged. While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Consolidated Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our
Non-PEO
	NEOs in the table above were the following individuals: (i) for 2022, Zach Davis, Anatol Feygin, Sean N. Markowitz and Aaron Stephenson; (ii) for 2021, Zach Davis, Anatol Feygin, Sean N. Markowitz and Aaron Stephenson; and (iii) for 2020, Zach Davis, Anatol Feygin, Sean N. Markowitz, Aaron Stephenson and Michael Wortley.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is as described on page 58.
PEO Total Compensation Amount	$ 22,608,390	$ 18,091,084	$ 14,893,339
PEO Actually Paid Compensation Amount	$ 77,025,086	64,767,515	13,083,721
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SUMMARY COMPENSATION TABLE (“SCT”) TOTAL TO CAP RECONCILIATION

YEAR	REPORTED SCT TOTAL FOR PEO	REPORTED VALUE OF EQUITY-BASED AWARDS (a)	EQUITY-BASED AWARD ADJUSTMENTS (b)	CAP TO CEO
2022	$22,608,390	$(16,585,377)	$71,002,073	$77,025,086
2021	$18,091,084	$(12,608,398)	$59,284,829	$64,767,515
2020	$14,893,339	$(9,509,961)	$7,700,343	$13,083,721

(a)	The grant date fair value of equity-based awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity-based award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions initially used to calculate the fair value of equity-based awards containing a market condition of ATSR are based on fair value assigned to the market metric using a Monte Carlo model as of the grant date. For each subsequent measurement date, adjustments have been made to equity-based award valuation using the stock price as of the measurement date and updated assumptions related to dividend yield, stock volatility and risk-free rates. The grant date fair value of equity-based awards containing performance and service-based conditions initially assumes target performance and the stock price at the date of grant, with subsequent measurements incorporating actual or forecast adjustments for performance and changes in stock price at each measurement date, as relevant.

The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS
2022	$22,843,764	$44,199,361	$—	$3,958,948	$—	$—	$71,002,073
2021	$20,255,894	$37,414,436	$—	$1,614,499	$—	$—	$59,284,829
2020	$10,567,005	$(630,778)	$—	$(2,235,884)	$—	$—	$7,700,343

Non-PEO NEO Average Total Compensation Amount	$ 5,774,056	5,302,041	4,922,878
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,851,473	13,751,700	2,827,851
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
AVERAGE
NON-PEO
NEO SCT TOTAL TO CAP RECONCILIATION

YEAR	AVERAGE REPORTED SCT TOTAL FOR NON- PEO NEO	AVERAGE REPORTED VALUE OF EQUITY-BASED AWARDS	AVERAGE EQUITY- BASED AWARD ADJUSTMENTS (a)	AVERAGE CAP TO NON-PEO NEO
2022	$5,774,056	$(3,620,785)	$15,698,202	$17,851,473
2021	$5,302,041	$(3,552,517)	$12,002,176	$13,751,700
2020	$4,922,878	$(2,563,263)	$468,236	$2,827,851

(a)	The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS
2022	$4,972,107	$9,811,733	$17,509	$896,853	$—	$—	$15,698,202
2021	$5,372,557	$6,147,462	$14,605	$467,552	$—	$—	$12,002,176
2020	$1,740,632	$(82,266)	$5,629	$(707,199)	$(488,560)	$—	$468,236

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
MOST IMPORTANT MEASURES LINKING COMPENSATION ACTUALLY PAID DURING 2022 TO COMPANY PERFORMANCE

As
required, we disclose below the most important financial performance measures used by the Company to link compensation actually paid to our NEOs for 2022 to Company performance. In addition to the performance measures listed here, the Compensation Committee and Board consider a range of factors in determining compensation aligned with the tenets of responsible operation and growth, including ESG metrics, strategic goals and operational effectiveness. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 40. For a definition of non-GAAP
measures Consolidated Adjusted EBITDA and Cumulative Distributable Cash Flow per Share, please see Appendix C and Appendix A, respectively.

Financial Performance Measures
Consolidated Adjusted EBITDA
Absolute TSR
Cumulative Distributable Cash Flow per Share

Total Shareholder Return Amount	$ 248	167	98
Peer Group Total Shareholder Return Amount	158	107	74
Net Income (Loss)	$ 2,635,000,000	$ (1,565,000,000)	$ 501,000,000
Company Selected Measure Amount	11,564,000,000	4,867,000,000	3,961,000,000
PEO Name	Jack A. Fusco.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	For a definition of non-GAAP measures Consolidated Adjusted EBITDA and Cumulative Distributable Cash Flow per Share, please see Appendix C and Appendix A, respectively.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Distributable Cash Flow per Share
PEO [Member] | REPORTED VALUE OF EQUITYBASED AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,585,377)	$ (12,608,398)	$ (9,509,961)
PEO [Member] | EQUITYBASED AWARD ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,002,073	59,284,829	7,700,343
PEO [Member] | YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,843,764	20,255,894	10,567,005
PEO [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,199,361	37,414,436	(630,778)
PEO [Member] | FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,958,948	1,614,499	(2,235,884)
PEO [Member] | FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | REPORTED VALUE OF EQUITYBASED AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,620,785)	(3,552,517)	(2,563,263)
Non-PEO NEO [Member] | EQUITYBASED AWARD ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,698,202	12,002,176	468,236
Non-PEO NEO [Member] | YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,972,107	5,372,557	1,740,632
Non-PEO NEO [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,811,733	6,147,462	(82,266)
Non-PEO NEO [Member] | FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,509	14,605	5,629
Non-PEO NEO [Member] | YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	896,853	467,552	(707,199)
Non-PEO NEO [Member] | FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(488,560)
Non-PEO NEO [Member] | VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0